REVENUE RECOGNITION - Narrative (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUE RECOGNITION [Abstract]
Contract with customer, asset, change			$ 149		$ 13	$ 143
Contract with customer, liability, change			(50)		1	$ (4)
Contract with customer, liability, revenue recognized	$ 55	$ 53	$ 288	$ 301	$ 362